Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2016	May 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Public offering		$ 11,904					$ 11,904
Public offering, price per share		$ 2.85
Public offering, shares		4,655,982
Number of shares authorized for grant			3,000,000		3,000,000
Number of stock options granted	522,500
Vesting period	4 years
Value of stock options granted	$ 617
Share based compensation expense			$ 122	$ 56	$ 201	$ 119	$ 270
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense					$ 43